ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCKS	0.8%
AGNC Investment Corp.		270,298	$4,565,333
TOTAL COMMON STOCKS (Cost $3,735,389)			4,565,333

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	22.5%
Labrador Aviation Finance Ltd. Series 2016-1A(a) 4.30%, 01/15/42		$1,682,450	1,665,354
Hertz Vehicle Financing II LP Series 2017-1A(a) 2.96%, 10/25/21		142,173	142,787
Start Ltd. Series 2018-1(a) 4.09%, 05/15/43		2,047,463	2,057,661
Wellfleet CLO Ltd. Series 2018-2A (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(a)(b) 1.39%, 10/20/31		1,000,000	1,000,009
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(a)(b) 1.89%, 07/14/31		3,000,000	3,000,289
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(a)(b) 1.94%, 07/20/31		2,500,000	2,501,990
NP SPE II LLC Series 2019-2A(a) 6.44%, 11/19/49		2,373,261	2,360,971
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,446,128	3,495,954
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(a)(b) 1.29%, 07/18/31		2,000,000	1,997,892
Hertz Vehicle Financing II LP Series 2015-3A(a) 2.67%, 09/25/21		157,980	158,641
LCM XXIII Ltd. Series 23A (Floating, ICE LIBOR USD 3M + 3.30%, 3.30% Floor)(a)(b) 3.49%, 10/20/29		1,110,000	1,084,422
Business Jet Securities LLC Series 2019-1(a) 4.21%, 07/15/34		1,488,967	1,531,355
Business Jet Securities LLC Series 2019-1(a) 5.19%, 07/15/34		684,100	686,904
Conseco Finance Corp. Series 1998-8(c)(d) 6.98%, 09/01/30		3,251,569	3,083,096
NRZ FHT Excess LLC Series 2020-FHT1(a) 4.21%, 11/25/25		4,266,762	4,299,197
Business Jet Securities LLC Series 2021-1A(a) 2.92%, 04/15/36		2,655,395	2,677,473
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,873,878	1,879,604
Castlelake Aircraft Structured Trust Series 2021-1A(a) 6.66%, 01/15/46		2,660,982	2,824,180
Castlelake Aircraft Structured Trust Series 2021-1A(a) 7.00%, 01/15/46		9,437,484	9,588,543

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Conn's Receivables Funding LLC Series 2020-A(a) 4.20%, 06/16/25		$5,157,154	$5,178,441
Oasis Securitization Funding LLC Series 2021-1A(a) 2.58%, 02/15/33		1,834,516	1,838,267
Bain Capital Credit CLO Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 6.50%, 6.50% Floor)(a)(b) 6.69%, 07/24/34		2,875,000	2,874,571
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 3.40%, 3.40% Floor)(a)(b) 3.53%, 04/15/36		2,000,000	2,005,303
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 6.78%, 6.78% Floor)(a)(b) 6.91%, 04/15/36		2,350,000	2,349,928
BlueMountain CLO XXXI Ltd. Series 2021-31A (Floating, ICE LIBOR USD 3M + 6.53%, 6.53% Floor)(a)(b) 6.66%, 04/19/34		1,500,000	1,499,855
CIFC Funding Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.00%, 3.00% Floor)(a)(b) 3.15%, 07/15/36		5,250,000	5,260,749
CIFC Funding Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 6.40%, 6.40% Floor)(a)(b) 6.55%, 07/15/36		4,500,000	4,499,596
CIFC Funding Ltd. Series 2021-5A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(b) 3.38%, 07/15/34		3,250,000	3,250,000
CIFC Funding Ltd. Series 2021-5A (Floating, ICE LIBOR USD 3M + 6.50%, 6.50% Floor)(a)(b) 6.63%, 07/15/34		3,000,000	3,000,000
Capital Funding Mortgage Trust Series 2021-20 (Floating, ICE LIBOR USD 1M + 3.00%, 4.25% Floor)(a)(b) 4.25%, 05/15/24		11,750,000	11,864,577
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		2,097,674	2,102,956
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor)(a)(b) 3.28%, 07/15/34		1,500,000	1,500,000
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 6.35%, 6.35% Floor)(a)(b) 6.48%, 07/15/34		2,000,000	2,000,000
Madison Park Funding LI Ltd. Series 2021-51A (Floating, ICE LIBOR USD 3M + 3.05%, 3.05% Floor)(a)(b) 3.20%, 07/19/34		4,900,000	4,899,985
Mountain View CLO XIV Ltd. Series 2019-1A (Floating, ICE LIBOR USD 3M + 3.79%, 4.05% Floor)(a)(b) 3.97%, 04/15/29		3,120,000	3,122,929
OHA Credit Funding 6 Ltd. Series 2020-6A (Floating, ICE LIBOR USD 3M + 6.25%, 6.25% Floor)(a)(b) 6.38%, 07/20/34		4,000,000	4,000,000
OHA Credit Funding 6 Ltd. Series 2020-6A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor)(a)(b) 3.28%, 07/20/34		4,000,000	4,000,000

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
OHA Credit Funding 9 Ltd. Series 2021-9A (Floating, ICE LIBOR USD 3M + 6.25%, 6.25% Floor)(a)(b) 6.38%, 07/19/35		$1,500,000	$1,499,908
Sound Point CLO XXVII Ltd. Series 2020-2A (Floating, ICE LIBOR USD 3M + 4.00%, 4.00% Floor)(a)(b) 4.18%, 10/25/31		5,000,000	5,013,574
Sound Point CLO XXX Ltd. Series 2021-2A(Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 3.50%, 07/25/34		4,000,000	4,000,000
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 6.36%, 6.36% Floor)(a)(b) 6.51%, 07/25/34		8,500,000	8,327,450
TOTAL ASSET-BACKED SECURITIES (Cost $128,574,902)			130,124,411
BANK DEBTS	0.5%
Mallinckrodt International Finance S.A. (Floating, ICE LIBOR USD 3M + 0.00%)(b) 3.00%, 02/28/22		3,000,000	2,962,500
TOTAL BANK DEBTS (Cost $2,962,500)			2,962,500
CORPORATE BONDS	5.9%
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		4,500,000	4,938,750
Boeing (The) Co. 5.81%, 05/01/50		5,500,000	7,406,471
Boeing (The) Co. 5.93%, 05/01/60		1,475,000	2,036,766
New Residential Investment Corp.(a) 6.25%, 10/15/25		7,000,000	7,006,650
American Airlines, Inc.(a) 5.75%, 04/20/29		2,665,000	2,881,531
LABL Escrow Issuer LLC(a) 10.50%, 07/15/27		4,500,000	4,961,250
Modulaire Global Finance 2 PLC(a) 10.00%, 08/15/23		5,000,000	5,193,750
TOTAL CORPORATE BONDS (Cost $32,961,907)			34,425,168
MORTGAGE-BACKED SECURITIES	69.6%
PRIVATE	43.5%
Home Equity	12.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(b) 0.78%, 01/25/36		3,550,000	3,654,571
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 11.25% Cap)(b) 0.79%, 11/20/34		215,999	216,048
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor)(b) 0.63%, 04/25/33		280,355	275,193

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 0.59%, 02/26/35		$1,531,944	$1,493,821
CHL GMSR Issuer Trust Series 2018-GT1 (Floating, ICE LIBOR USD 1M + 2.75%)(a)(b) 2.84%, 05/25/23		1,975,000	1,978,669
Countrywide Asset-Backed Certificates Series 2006-S3(e) 6.31%, 06/25/21		229	432,822
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	171,406
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		1,121	1,178,792
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(b) 0.78%, 10/25/35		317,506	302,086
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ3(a)(c)(d)(f) 0.01%, 03/25/50		75,823,652	79,236
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 0.54%, 04/25/37		10,000,000	4,746,309
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(b) 0.53%, 12/25/38		1,246,741	891,420
JP Morgan Resecuritization Trust Series 2009-7(a)(c)(d) 7.00%, 09/27/37		9,693,051	6,004,976
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 0.47%, 01/25/37		6,177,125	1,244,988
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor)(b) 1.17%, 03/25/33		49,094	48,789
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor)(b) 0.98%, 11/25/34		1,952,999	1,921,683
MRA Issuance Trust Series 2021-EBO4 (Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor)(a)(b) 1.84%, 02/16/22		25,000,000	25,003,120
Nationstar HECM Loan Trust Series 2020-1A(a)(c)(d) 2.82%, 09/25/30		4,000,000	4,009,026
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (Step to 4.70% on 08/25/21)(e) 5.82%, 03/25/47		761,016	789,651
Progress Residential Trust Series 2018-SFR3(a) 5.37%, 10/17/35		5,000,000	5,057,135
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(f) 5.81%, 07/25/36		11,847,671	2,232,111
TBW Mortgage-Backed Trust Series 2006-5 6.70%, 11/25/36		9,215,000	2,451,681

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Triangle Re Ltd. Series 2021-2 (Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor)(a)(b) 2.14%, 10/25/33		$5,000,000	$5,020,374
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 10.50% Cap)(b) 0.79%, 01/25/45		120,749	120,292
Total Home Equity (Cost $67,538,265)			69,324,199
Commercial Mortgage-Backed Securities	31.5%
CSMC Note Series 2020-522F 5.63%, 09/22/22		10,584,195	10,584,195
CSMC Series 2020-522F (Floating, ICE LIBOR USD 1M + 3.74%, 4.14% Floor)(a)(b) 4.14%, 09/16/25		33,600,000	33,769,327
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 3.00%, 3.25% Floor)(a)(b) 3.25%, 12/15/35		15,000,000	15,264,477
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 5.00%, 5.25% Floor)(a)(b) 5.25%, 12/15/35		2,560,000	2,601,684
CSMC Series 2021-BRIT 3.61%, 05/24/26		48,000,000	48,416,870
CSMC Series 2021-WEHO 4.32%, 04/15/23		63,060,258	63,331,310
CSMC Trust Series 2020-LOTS (Floating, ICE LIBOR USD 1M + 3.97%, 4.73% Floor)(a)(b) 4.72%, 07/15/22		8,344,136	8,353,438
Total Commercial Mortgage-Backed Securities (Cost $181,379,183)			182,321,301
U.S. GOVERNMENT AGENCIES	26.1%
Fannie Mae REMICS Series 2017-4(f) 3.50%, 05/25/41		470,404	3,434
Freddie Mac REMICS(f) 3.50%, 05/15/40		841,084	8,764
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(b) 6.09%, 02/25/29		22,169,010	22,461,058
Government National Mortgage Association Series 2016-116(f) 3.50%, 11/20/44		12,140,888	1,374,849
Government National Mortgage Association Series 2016-60(f) 3.50%, 05/20/46		5,542,256	932,548
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(f) 6.11%, 08/20/47		3,374,687	706,456
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.06%, 05/20/47		10,953,116	2,190,650
Government National Mortgage Association Series 2019-112(f) 3.50%, 04/20/49		310,758	11,901

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2019-112(f) 3.50%, 09/20/49		$1,046,702	$67,626
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(b)(f) 5.96%, 10/20/49		8,512,458	1,210,255
Government National Mortgage Association Series 2019-128(f) 4.00%, 10/20/49		16,856,869	2,104,457
Government National Mortgage Association Series 2019-145(f) 3.50%, 08/20/49		7,112,875	326,525
Government National Mortgage Association Series 2019-151(f) 3.00%, 12/20/49		16,839,785	1,999,702
Government National Mortgage Association Series 2019-156(c)(d)(f) 0.64%, 11/16/61		12,012,015	730,162
Government National Mortgage Association Series 2019-81(c)(d)(f) 0.90%, 02/16/61		14,793,390	1,095,897
Government National Mortgage Association Series 2020-104(f) 3.00%, 07/20/50		34,206,411	3,856,178
Government National Mortgage Association Series 2020-105(c)(d)(f) 0.93%, 03/16/62		39,448,620	3,193,879
Government National Mortgage Association Series 2020-107(f) 3.00%, 07/20/50		3,150,469	409,509
Government National Mortgage Association Series 2020-118(c)(d)(f) 0.97%, 06/16/62		90,795,738	7,593,574
Government National Mortgage Association Series 2020-123(f) 2.50%, 08/20/50		26,872,961	3,315,489
Government National Mortgage Association Series 2020-133(f) 2.50%, 09/20/50		10,941,225	1,299,610
Government National Mortgage Association Series 2020-144(f) 2.50%, 09/20/50		24,318,975	2,097,285
Government National Mortgage Association Series 2020-146(f) 2.50%, 10/20/50		50,415,800	6,229,492
Government National Mortgage Association Series 2020-160(f) 2.50%, 10/20/50		82,145,727	10,330,885
Government National Mortgage Association Series 2020-166(f) 3.00%, 11/20/50		29,014,067	4,133,657
Government National Mortgage Association Series 2020-167(f) 2.50%, 11/20/50		84,822,413	10,305,945
Government National Mortgage Association Series 2020-176(f) 2.00%, 11/20/50		25,194,668	2,525,841
Government National Mortgage Association Series 2020-176(f) 2.50%, 11/20/50		11,029,440	1,070,444
Government National Mortgage Association Series 2020-188(f) 2.50%, 12/20/50		26,134,649	3,251,017
Government National Mortgage Association Series 2020-32(f) 3.50%, 03/20/50		17,807,484	995,526
Government National Mortgage Association Series 2020-47(f) 3.50%, 04/20/50		3,946,623	151,298
Government National Mortgage Association Series 2020-62(f) 3.00%, 05/20/50		18,698,369	2,157,365

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-62 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.06%, 05/20/50		$4,417,086	$871,130
Government National Mortgage Association Series 2020-78 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.06%, 06/20/50		17,850,907	3,750,722
Government National Mortgage Association Series 2020-78 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.06%, 06/20/50		15,191,770	3,227,332
Government National Mortgage Association Series 2020-93(f) 3.00%, 04/20/50		1,637,033	105,836
Government National Mortgage Association Series 2021-1(f) 2.50%, 01/20/51		24,148,101	3,074,519
Government National Mortgage Association Series 2021-1(f) 2.50%, 01/20/51		6,940,591	853,194
Government National Mortgage Association Series 2021-15(f) 2.50%, 01/20/51		7,921,284	1,017,250
Government National Mortgage Association Series 2021-30(f) 2.50%, 02/20/51		29,427,155	3,711,921
Government National Mortgage Association Series 2021-45(c)(d)(f) 0.84%, 04/16/63		37,518,624	3,062,807
Government National Mortgage Association Series 2021-58(f) 3.00%, 09/20/49		11,670,660	1,615,062
Government National Mortgage Association Series 2021-66(f) 3.00%, 04/20/51		20,301,720	2,920,792
Government National Mortgage Association Series 2021-70(c)(d)(f) 0.72%, 04/16/63		335,939,198	24,489,968
Government National Mortgage Association Series 2021-77(f) 2.50%, 05/20/51		21,845,986	2,880,872
Government National Mortgage Association Series 2021-9(f) 2.50%, 01/20/51		11,896,102	1,485,218
TOTAL U.S. GOVERNMENT AGENCIES (Cost $151,198,399)			151,207,901
TOTAL MORTGAGE-BACKED SECURITIES (Cost $400,115,847)			402,853,401
U.S. TREASURY OBLIGATIONS	8.0%
U.S. Treasury Note 0.50%, 02/28/26		46,880,000	46,169,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,305,279)			46,169,475

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	3.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(g) 7.50%, 08/20/40		$16,811,707	$15,424,741
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51		27,409,000	6,528,851
TOTAL MUNICIPAL BONDS (Cost $18,773,328)			21,953,592

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.3%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(h)		13,533,966	13,533,966
TOTAL SHORT-TERM INVESTMENTS (Cost $13,533,966)			13,533,966
TOTAL INVESTMENTS (Cost $646,963,118)	113.4%		656,587,846

	Percentage of Net Assets	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS	(14.2)
RBC Capital Markets LLC, 0.07% (Reverse Repurchase Agreement dated 06/21/21 to be repurchased at $15,093,488 on 07/01/21. Collateralized by U.S. Treasury Note, 0.50%, with a value of $14,772,656, due at 02/28/26)		(14,793,750)	(14,793,750)
RBC Capital Markets LLC, 0.35% (Reverse Repurchase Agreement dated 06/24/21 to be repurchased at $8,623,543 on 07/01/21. Collateralized by Boeing (The) Co., 5.81% - 5.93%, with a value of $9,443,237, due at 5/01/50 - 05/01/60)		(8,622,454)	(8,622,454)
RBC Capital Markets LLC, 0.49% (Reverse Repurchase Agreement dated 06/24/21 to be repurchased at $6,051,391 on 07/23/21. Collateralized by New Residential Investment Corp., 6.25%, with a value of $7,006,650, due at 10/15/25)		(6,049,000)	(6,049,000)
RBC Capital Markets LLC, 0.54% (Reverse Repurchase Agreement dated 06/24/21 to be repurchased at $8,2987,367 on 07/13/21. Collateralized by Modulaire Global Finance 2 PLC and Surgery Center Holdings, Inc., 10.00%, with a value of $10,132,500, due at 08/15/23 - 04/15/27)		(8,295,000)	(8,295,000)
RBC Capital Markets LLC, 0.55% (Reverse Repurchase Agreement dated 06/24/21 to be repurchased at $2,476,625 on 07/01/21. Collateralized by American Airlines, Inc., 5.75%, with a value of $2,881,531, due at 04/20/29)		(2,476,133)	(2,476,133)
RBC Capital Markets LLC, 0.69% (Reverse Repurchase Agreement dated 06/25/21 to be repurchased at $5,624,509 on 07/09/21. Collateralized by Government National Mortgage Association Series 2020-167, 2.50%, with a value of $7,371,360, due at 11/20/50)		(5,623,000)	(5,623,000)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
RBC Capital Markets LLC, 0.69% (Reverse Repurchase Agreement dated 06/28/21 to be repurchased at $4,942,042 on 07/09/21. Collateralized by Government National Mortgage Association Series 2020-146, 2.50%, with a value of $6,229,492, due at 10/20/50)		$(4,941,000)	$(4,941,000)
UBS A.G., 0.12% (Reverse Repurchase Agreement dated 06/30/21 to be repurchased at $31,362,055 on 07/01/21. Collateralized by U.S. Treasury Note, 0.50%, with a value of $31,396,819, due at 02/28/26)		(31,361,950)	(31,361,950)
TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(82,162,287))			(82,162,287)
NET OTHER ASSETS (LIABILITIES)	0.8%		4,768,070
NET ASSETS	100.0%		$579,193,629

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Floating rate security. The rate presented is the rate in effect at June 30, 2021, and the related index and spread are shown parenthetically for each security.
(c)Variable rate security. Rate as of June 30, 2021 is disclosed.
(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)Step coupon bond. Rate as of June 30, 2021 is disclosed.
(f)Interest only security
(g)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(h)7-day current yield as of June 30, 2021 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation